Cover Document	Mar. 30, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 30, 2022
Entity Registrant Name	CV SCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-54677
Entity Tax Identification Number	80-0944970
Entity Address, Address Line One	10070 Barnes Canyon Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	866
Local Phone Number	290-2157
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001510964
Amendment Flag	false
Current Fiscal Year End Date	--12-31